Citi Market Pilot 2020 Fund

THE ADVISORS' INNER CIRCLE FUND

CITI MARKET PILOT 2020 FUND

CITI MARKET PILOT 2030 FUND

CITI MARKET PILOT 2040 FUND

SUPPLEMENT DATED MARCH 3, 2014

TO THE

A SHARES PROSPECTUS AND I SHARES PROSPECTUS DATED MAY 1, 2013

(EACH, A "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN

EACH PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH EACH PROSPECTUS.

Effective immediately, each Prospectus is hereby amended and supplemented as follows:

1. References to "Vanguard MSCI EAFE ETF" and "Vanguard MSCI Emerging Markets ETF" on pages 4, 15, 26 and 42 of each Prospectus are deleted and replaced with "Vanguard FTSE Developed Markets ETF" and "Vanguard FTSE Emerging Markets ETF", respectively.

2. The paragraph under the section entitled "Portfolio Managers" on pages 11, 22 and 33 of the A Shares Prospectus and pages 10, 22 and 33 of the I Shares Prospectus is deleted and replaced with the following:

Niaz Holder, Portfolio Manager and Chief Investment Officer, Christian Baude, Portfolio Manager, and Stephen Clancy, Portfolio Manager have served on the portfolio management team for the Fund since 2014.

3. The following is inserted as a new paragraph immediately preceding the "Tax Risk" paragraph on pages 22 and 33 of the A Shares Prospectus and pages 21 and 32 of the I Shares Prospectus:

RISK OF REDEMPTION OF SEED INVESTMENT. In connection with the organization of the Fund, Citigroup Global Markets Inc. ("CGMI"), an affiliate of the Adviser, made a seed investment in the Fund of $5 million in February 2014. Pursuant to rules adopted by the Board of Governors of the Federal Reserve System under the Bank Holding Company Act, CGMI will be required to reduce its ownership interest in the Fund to below 25% within one year of initial investment and CGMI expects to withdraw its seed investment in full before that time. The redemption of CGMI's interest in the Fund could have adverse consequences to remaining shareholders. The redemption, for example, may require the Adviser to liquidate positions sooner than would otherwise be desirable, which could adversely affect the performance of the Fund and the Fund's ability to meet its investment objective. The sale of portfolio securities under adverse market conditions may also result in losses and increase transaction costs. Additionally, a significant reduction in Fund assets would result in Fund expenses being spread over a smaller asset base causing an increase in the Fund's expense ratio. CGMI may hedge its exposure to the Fund arising from its seed investment, including by trading in the same securities held in the Fund's portfolio. Such activity may affect the market price of the Fund's investments and consequently the performance of the Fund.

4. The following is inserted as a new paragraph immediately preceding the "Tax Risk" paragraph on page 41 of each Prospectus:

RISK OF REDEMPTION OF SEED INVESTMENT. In connection with the organization of the Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, Citigroup Global Markets Inc. ("CGMI"), an affiliate of the Adviser, made a seed investment in each Fund of $5 million in February 2014. Pursuant to rules adopted by the Board of Governors of the Federal Reserve System under the Bank Holding Company Act, CGMI will be required to reduce its ownership interest in each Fund to below 25% within one year of initial investment and CGMI expects to withdraw its seed investment in full before that time. The redemption of CGMI's interest in each Fund could have adverse consequences to remaining shareholders. The redemption, for example, may require the Adviser to liquidate positions sooner than would otherwise be desirable, which could adversely affect the performance of each Fund and each Fund's ability to meet its investment objective. The sale of portfolio securities under adverse market conditions may also result in losses and increase transaction costs. Additionally, a significant reduction in each Fund's assets would result in each Fund's expenses being spread over a smaller asset base causing an increase in each Fund's expense ratio. CGMI may hedge its exposure to each Fund arising from its seed investment, including by trading in the same securities held in each Fund's portfolio. Such activity may affect the market price of each Fund's investments and consequently the performance of each Fund.

5. The first two full paragraphs on page 43 of each Prospectus are deleted and replaced with the following:

The Vanguard FTSE Developed Markets ETF is an investment company that seeks to provide a tax-efficient investment return consisting of long-term capital appreciation by purchasing stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East.

The Vanguard FTSE Emerging Markets ETF is an investment company that seeks to track the performance of the FTSE Emerging Index, a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

6. The paragraphs under the section entitled "Portfolio Managers" on page 48 of each Prospectus are deleted and replaced with the following:

Niaz Haider, Portfolio Manager and Chief Investment Officer, Christian Baude, Portfolio Manager, and Stephen Clancy CFA, FRM, Portfolio Manager, jointly oversee the day-to-day management of the Funds.

Mr. Haider has been with CGMI or an affiliate since 2009 and has over 11 years of investment experience. Prior to joining Citi, he was a Senior Vice President in the structured funds business in the Americas at HSBC.

Mr. Baude has been with CGMI or an affiliate for over 13 years and has over 13 years of investment experience. Mr Baude's experience includes acting as senior trader on the multi-asset and asset management derivatives desk and working in fixed income research for an affiliate of the adviser.

Mr. Clancy has been with CGMI or an affiliate since June 2012 and has over 13 years of trading experience. Prior to joining Citi, he was a fund manager at EAM Partners L.P. since June 2006.

Please Retain This Supplement for Future Reference CFM-SK-002-0100
Citi Market Pilot 2030 Fund

THE ADVISORS' INNER CIRCLE FUND

CITI MARKET PILOT 2020 FUND

CITI MARKET PILOT 2030 FUND

CITI MARKET PILOT 2040 FUND

SUPPLEMENT DATED MARCH 3, 2014

TO THE

A SHARES PROSPECTUS AND I SHARES PROSPECTUS DATED MAY 1, 2013

(EACH, A "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN

EACH PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH EACH PROSPECTUS.

Effective immediately, each Prospectus is hereby amended and supplemented as follows:

1. References to "Vanguard MSCI EAFE ETF" and "Vanguard MSCI Emerging Markets ETF" on pages 4, 15, 26 and 42 of each Prospectus are deleted and replaced with "Vanguard FTSE Developed Markets ETF" and "Vanguard FTSE Emerging Markets ETF", respectively.

2. The paragraph under the section entitled "Portfolio Managers" on pages 11, 22 and 33 of the A Shares Prospectus and pages 10, 22 and 33 of the I Shares Prospectus is deleted and replaced with the following:

Niaz Holder, Portfolio Manager and Chief Investment Officer, Christian Baude, Portfolio Manager, and Stephen Clancy, Portfolio Manager have served on the portfolio management team for the Fund since 2014.

3. The following is inserted as a new paragraph immediately preceding the "Tax Risk" paragraph on pages 22 and 33 of the A Shares Prospectus and pages 21 and 32 of the I Shares Prospectus:

RISK OF REDEMPTION OF SEED INVESTMENT. In connection with the organization of the Fund, Citigroup Global Markets Inc. ("CGMI"), an affiliate of the Adviser, made a seed investment in the Fund of $5 million in February 2014. Pursuant to rules adopted by the Board of Governors of the Federal Reserve System under the Bank Holding Company Act, CGMI will be required to reduce its ownership interest in the Fund to below 25% within one year of initial investment and CGMI expects to withdraw its seed investment in full before that time. The redemption of CGMI's interest in the Fund could have adverse consequences to remaining shareholders. The redemption, for example, may require the Adviser to liquidate positions sooner than would otherwise be desirable, which could adversely affect the performance of the Fund and the Fund's ability to meet its investment objective. The sale of portfolio securities under adverse market conditions may also result in losses and increase transaction costs. Additionally, a significant reduction in Fund assets would result in Fund expenses being spread over a smaller asset base causing an increase in the Fund's expense ratio. CGMI may hedge its exposure to the Fund arising from its seed investment, including by trading in the same securities held in the Fund's portfolio. Such activity may affect the market price of the Fund's investments and consequently the performance of the Fund.

4. The following is inserted as a new paragraph immediately preceding the "Tax Risk" paragraph on page 41 of each Prospectus:

RISK OF REDEMPTION OF SEED INVESTMENT. In connection with the organization of the Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, Citigroup Global Markets Inc. ("CGMI"), an affiliate of the Adviser, made a seed investment in each Fund of $5 million in February 2014. Pursuant to rules adopted by the Board of Governors of the Federal Reserve System under the Bank Holding Company Act, CGMI will be required to reduce its ownership interest in each Fund to below 25% within one year of initial investment and CGMI expects to withdraw its seed investment in full before that time. The redemption of CGMI's interest in each Fund could have adverse consequences to remaining shareholders. The redemption, for example, may require the Adviser to liquidate positions sooner than would otherwise be desirable, which could adversely affect the performance of each Fund and each Fund's ability to meet its investment objective. The sale of portfolio securities under adverse market conditions may also result in losses and increase transaction costs. Additionally, a significant reduction in each Fund's assets would result in each Fund's expenses being spread over a smaller asset base causing an increase in each Fund's expense ratio. CGMI may hedge its exposure to each Fund arising from its seed investment, including by trading in the same securities held in each Fund's portfolio. Such activity may affect the market price of each Fund's investments and consequently the performance of each Fund.

5. The first two full paragraphs on page 43 of each Prospectus are deleted and replaced with the following:

The Vanguard FTSE Developed Markets ETF is an investment company that seeks to provide a tax-efficient investment return consisting of long-term capital appreciation by purchasing stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East.

The Vanguard FTSE Emerging Markets ETF is an investment company that seeks to track the performance of the FTSE Emerging Index, a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

6. The paragraphs under the section entitled "Portfolio Managers" on page 48 of each Prospectus are deleted and replaced with the following:

Niaz Haider, Portfolio Manager and Chief Investment Officer, Christian Baude, Portfolio Manager, and Stephen Clancy CFA, FRM, Portfolio Manager, jointly oversee the day-to-day management of the Funds.

Mr. Haider has been with CGMI or an affiliate since 2009 and has over 11 years of investment experience. Prior to joining Citi, he was a Senior Vice President in the structured funds business in the Americas at HSBC.

Mr. Baude has been with CGMI or an affiliate for over 13 years and has over 13 years of investment experience. Mr Baude's experience includes acting as senior trader on the multi-asset and asset management derivatives desk and working in fixed income research for an affiliate of the adviser.

Mr. Clancy has been with CGMI or an affiliate since June 2012 and has over 13 years of trading experience. Prior to joining Citi, he was a fund manager at EAM Partners L.P. since June 2006.

Please Retain This Supplement for Future Reference CFM-SK-002-0100
Citi Market Pilot 2040 Fund

THE ADVISORS' INNER CIRCLE FUND

CITI MARKET PILOT 2020 FUND

CITI MARKET PILOT 2030 FUND

CITI MARKET PILOT 2040 FUND

SUPPLEMENT DATED MARCH 3, 2014

TO THE

A SHARES PROSPECTUS AND I SHARES PROSPECTUS DATED MAY 1, 2013

(EACH, A "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN

EACH PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH EACH PROSPECTUS.

Effective immediately, each Prospectus is hereby amended and supplemented as follows:

1. References to "Vanguard MSCI EAFE ETF" and "Vanguard MSCI Emerging Markets ETF" on pages 4, 15, 26 and 42 of each Prospectus are deleted and replaced with "Vanguard FTSE Developed Markets ETF" and "Vanguard FTSE Emerging Markets ETF", respectively.

2. The paragraph under the section entitled "Portfolio Managers" on pages 11, 22 and 33 of the A Shares Prospectus and pages 10, 22 and 33 of the I Shares Prospectus is deleted and replaced with the following:

Niaz Holder, Portfolio Manager and Chief Investment Officer, Christian Baude, Portfolio Manager, and Stephen Clancy, Portfolio Manager have served on the portfolio management team for the Fund since 2014.

3. The following is inserted as a new paragraph immediately preceding the "Tax Risk" paragraph on pages 22 and 33 of the A Shares Prospectus and pages 21 and 32 of the I Shares Prospectus:

RISK OF REDEMPTION OF SEED INVESTMENT. In connection with the organization of the Fund, Citigroup Global Markets Inc. ("CGMI"), an affiliate of the Adviser, made a seed investment in the Fund of $5 million in February 2014. Pursuant to rules adopted by the Board of Governors of the Federal Reserve System under the Bank Holding Company Act, CGMI will be required to reduce its ownership interest in the Fund to below 25% within one year of initial investment and CGMI expects to withdraw its seed investment in full before that time. The redemption of CGMI's interest in the Fund could have adverse consequences to remaining shareholders. The redemption, for example, may require the Adviser to liquidate positions sooner than would otherwise be desirable, which could adversely affect the performance of the Fund and the Fund's ability to meet its investment objective. The sale of portfolio securities under adverse market conditions may also result in losses and increase transaction costs. Additionally, a significant reduction in Fund assets would result in Fund expenses being spread over a smaller asset base causing an increase in the Fund's expense ratio. CGMI may hedge its exposure to the Fund arising from its seed investment, including by trading in the same securities held in the Fund's portfolio. Such activity may affect the market price of the Fund's investments and consequently the performance of the Fund.

4. The following is inserted as a new paragraph immediately preceding the "Tax Risk" paragraph on page 41 of each Prospectus:

RISK OF REDEMPTION OF SEED INVESTMENT. In connection with the organization of the Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, Citigroup Global Markets Inc. ("CGMI"), an affiliate of the Adviser, made a seed investment in each Fund of $5 million in February 2014. Pursuant to rules adopted by the Board of Governors of the Federal Reserve System under the Bank Holding Company Act, CGMI will be required to reduce its ownership interest in each Fund to below 25% within one year of initial investment and CGMI expects to withdraw its seed investment in full before that time. The redemption of CGMI's interest in each Fund could have adverse consequences to remaining shareholders. The redemption, for example, may require the Adviser to liquidate positions sooner than would otherwise be desirable, which could adversely affect the performance of each Fund and each Fund's ability to meet its investment objective. The sale of portfolio securities under adverse market conditions may also result in losses and increase transaction costs. Additionally, a significant reduction in each Fund's assets would result in each Fund's expenses being spread over a smaller asset base causing an increase in each Fund's expense ratio. CGMI may hedge its exposure to each Fund arising from its seed investment, including by trading in the same securities held in each Fund's portfolio. Such activity may affect the market price of each Fund's investments and consequently the performance of each Fund.

5. The first two full paragraphs on page 43 of each Prospectus are deleted and replaced with the following:

The Vanguard FTSE Developed Markets ETF is an investment company that seeks to provide a tax-efficient investment return consisting of long-term capital appreciation by purchasing stocks included in the FTSE Developed ex North America Index, which includes approximately 1,385 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East.

The Vanguard FTSE Emerging Markets ETF is an investment company that seeks to track the performance of the FTSE Emerging Index, a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

6. The paragraphs under the section entitled "Portfolio Managers" on page 48 of each Prospectus are deleted and replaced with the following:

Niaz Haider, Portfolio Manager and Chief Investment Officer, Christian Baude, Portfolio Manager, and Stephen Clancy CFA, FRM, Portfolio Manager, jointly oversee the day-to-day management of the Funds.

Mr. Haider has been with CGMI or an affiliate since 2009 and has over 11 years of investment experience. Prior to joining Citi, he was a Senior Vice President in the structured funds business in the Americas at HSBC.

Mr. Baude has been with CGMI or an affiliate for over 13 years and has over 13 years of investment experience. Mr Baude's experience includes acting as senior trader on the multi-asset and asset management derivatives desk and working in fixed income research for an affiliate of the adviser.

Mr. Clancy has been with CGMI or an affiliate since June 2012 and has over 13 years of trading experience. Prior to joining Citi, he was a fund manager at EAM Partners L.P. since June 2006.

Please Retain This Supplement for Future Reference CFM-SK-002-0100